Derivative financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments
Swap Differentials Receivable	R$ 16,710,659	R$ 12,360,719
Option Premiums to Exercise	4,960,933	2,635,506
Forward Contracts and Others	18,534,707	14,298,496
Trading Derivative And Used As Hedge Assets Total	40,206,299	29,294,721
Swap Differentials Payable	16,746,167	13,226,716
Option Premiums Launched	4,455,074	2,685,361
Forward Contracts and Others	18,209,033	9,028,351
Trading Derivative And Used As Hedge Liabilities Total	R$ 39,410,274	R$ 24,940,428